Other assets and other liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets and Other Liabilities [Table Text Block]
Following is a summary of other assets and other liabilities as of December 31, 2013 and 2012:

(In thousands of US$)	December 31,
	2013	2012
Other assets
Prepaid commissions	5,042	10,193
Accounts receivable	1,514	1,749
Equity investment in a private fund (at cost)	530	961
Other	1,303	1,677
	8,389	14,580

(In thousands of US$)	December 31,
	2013	2012
Other liabilities
Accruals and provisions	22,516	20,345
Accounts payable	2,471	6,045
Other	2,960	1,958
	27,947	28,348